Trade Accounts Receivable - Schedule of Trade Accounts Receivable (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Current receivables
Current receivables		$ 3,171,270	$ 2,772,876
Overdue receivables:
Overdue receivables		564,270	617,980
Expected credit losses		(89,060)	(84,913)
Present value adjustment	[1]	(4,119)	(5,825)
Trade accounts receivable, net	[2]	3,735,540	3,390,856
From 1 to 30 days [Member]
Overdue receivables:
Overdue receivables		444,687	397,753
From 31 to 60 days [Member]
Overdue receivables:
Overdue receivables		61,314	93,175
From 61 to 90 days [Member]
Overdue receivables:
Overdue receivables		20,603	29,490
Above 90 days [Member]
Overdue receivables:
Overdue receivables		130,845	188,300
Domestic Sales [Member]
Current receivables
Current receivables		1,994,667	1,920,310
Foreign Sales [Member]
Current receivables
Current receivables		$ 1,176,603	$ 852,566

[1]	The receivables are adjusted to present value using the interest rates applicable to the Group contracts present value using interest rates directly related to customer credit profiles.
[2]	Loans and receivables are classified as amortized cost. The trade accounts receivable are short-term and net of expected losses.